Issued capital, Ordinary shares (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Ordinary share capital [abstract]
Ordinary shares - fully paid and unrestricted	$ 965,857	$ 926,581
Issued Capital [Member]
Ordinary share capital [abstract]
Ordinary shares - fully paid and unrestricted (in shares)	64,747,477	53,028,867	19,828,593
Ordinary shares - fully paid and unrestricted	$ 965,857	$ 926,581	$ 10,338